Accounts Receivable (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Letters Of Credit Maturity Period	90 days	90 days
Percentage Of Accounts Receivable Denominated In Foreign Currencies	23.90%	33.50%
Accounts Receivable Pledged As Collateral For Short Term Borrowings	¥ 0	¥ 128,917	$ 0
Customer Advances, Current	¥ 278,106	¥ 725,170	$ 40,056